Concentration and risks - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Certain risks and concentration
Number of top customers accounted for net revenues | customer	10
Revenues	$ 323,140,000	$ 363,722,000	$ 341,497,000
Restricted net assets	$ 173,802,000
Percentage of restricted net assets	55.00%
Net revenues | Concentration of customer risk | Top 10 customers
Certain risks and concentration
Percentage of net revenues accounted from customers	32.00%	31.00%	33.00%
Net revenues | Concentration of customer risk | Customer A
Certain risks and concentration
Percentage of net revenues accounted from customers	14.00%	15.00%	14.00%
Revenues	$ 46,600,000	$ 53,900,000	$ 49,400,000